Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Long-Term Debt
The following table is a summary of our debt outstanding (in thousands):

Short-Term Debt Instrument	Interest Rate	Maturity Date	June 30, 2014	December 31, 2013
U.K. short term borrowing	Variable	Annual renewal	$5,847	$7,802

Long-Term Debt Instrument	Interest Rate	Maturity Date	June 30, 2014	December 31, 2013
Term Loan	Variable	May 21, 2020	$247,499	$248,750
ABL Facility	Variable	May 21, 2018	26,584	15,635
Note payable - PBGC	4.50%	December 31, 2015	600	900
Capitalized leases	Various Fixed		41	171
Total Long-Term Debt			274,724	265,456
Less: Current Portion			(2,841)	(2,972)
Long-Term Debt			$271,883	$262,484

The following table is a summary of our debt outstanding as of December 31 (in thousands):

Short-Term Debt Instrument	Interest Rate	Maturity Date	2013	2012
U.K. short term borrowing	Variable	Annual renewal	$7,802	$1,248

Long-Term Debt Instrument	Interest Rate	Maturity Date	2013	2012
Term Loan	Variable	May 21, 2020	$248,750	$—
ABL Facility	Variable	May 21, 2018	15,635	—
Old Term Loan	Variable	Refinanced on May 21, 2013	—	145,000
Old ABL Facility	Variable	Refinanced on May 21, 2013	—	35,175
Note payable - PBGC	4.50%	December 31, 2015	900	1,200
Capitalized leases	Various Fixed		171	466
Total Long-Term Debt			265,456	181,841
Less: Current Portion			(2,972)	(10,774)
Long-Term Debt			$262,484	$171,067

Schedule of Maturities of Long-term Debt	Future maturities of debt as of December 31, 2013 are as follows (in thousands):

2014	$2,972
2015	10,602
2016	2,800
2017	2,500
2018	2,500
Thereafter	251,884
Total	$273,258

Schedule of Increases to Basis Spread on Variable Rate
Amendment No. 2 to the ABL Credit Agreement increased the applicable margin for interest rates and lowered the thresholds for rate tiers 1 and 2 applicable to borrowings under the ABL Facility, so that the applicable margin is based upon the quarterly average availability for the immediately preceding three month period as follows:

Tier	Quarterly Average Availability	Applicable LIBO Rate Margin	Applicable Base Rate Margin
1	Greater than 30% of the maximum revolver amount	2.00%	1.00%
2	Greater than 15% of the maximum revolver amount but less than 30% of the maximum revolver amount	2.25%	1.25%
3	Less than 15% of the maximum revolver amount	2.50%	1.50%